Inventories	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Inventories

Note 4 Inventories

Inventories consisted of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$’000	HK$’000	US$’000
Raw materials	4,421	5,584	712
Work in progress	1,190	1,771	226
Finished goods	4,191	2,941	375
Total inventories	9,802	10,296	1,313